INTEREST COSTS	12 Months Ended
Dec. 31, 2015
INTEREST COSTS [Abstract]
INTEREST COSTS
6.	INTEREST COSTS

Interest costs consist of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing cost related to the Credit Facility described in Note 5.

All amounts in USD '000	2015	2014	2013
Interest Costs, net of capitalized interest	752	407	-
Commitment Fee	750	484	-
Amortization of Deferred Financing Cost	305	153	-
Total interest costs	1,807	1,044	-

For the years ended December 31, 2015 and 2014, $0.2 million and $0.1 million of interest costs were capitalized.